Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,336,000
Previously Paid Amount	0.00
Total Fee Amount	290.23
Total Offset Amount	0.00
Net Fee	290.23
Narrative - Max Aggregate Offering Price	$ 3,336,000
Final Prospectus	true